Intangible Assets	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
INTANGIBLE ASSETS
11.	INTANGIBLE ASSETS

Development
costs
US$

Cost
At January 1, 2023	22,492,522
Additions	2,097,621
Exchange realignment	335,329

At December 31, 2023 and January 1, 2024	24,925,472
Additions	1,397,149
Exchange realignment	(603,511)

At December 31, 2024	25,719,110

Accumulated amortization and impairment
At January 1, 2023	8,085,850
Amortization provided during the year	6,202,250
Impairment during the year	3,105,507
Exchange realignment	237,782

At December 31, 2023 and January 1, 2024	17,631,389
Amortization provided during the year	3,021,933
Impairment during the year	4,541,074
Exchange realignment	(493,269)

At December 31, 2024	24,701,127

Net carrying amount
At December 31, 2024	1,017,983

At December 31, 2023	7,294,083

As at December 31, 2024, due to the uncertainty in the global economic outlook and the net assets of the Company being more than its market capitalization, the Group performed an impairment test for the cash generating unit (“CGU”) containing the intangible assets. The recoverable amount of the CGU that included the intangible assets was determined based on a value in use calculation using cash flow projections based on financial budgets approved by senior management covering a three-year period. The discount rate applied in the cash flow projections was 18%.

Based on the impairment test, the carrying amount of the intangible assets was impaired by US$4,541,074 and no impairment loss was allocated to the property and equipment and right-of-use assets included in the CGU as the recoverable amounts of these assets were higher than their carrying amounts. The impairment loss recognized was included in “General, administrative and other operating expenses” in the consolidated statement of profit or loss.

During the year ended December 31, 2023, an impairment loss of US$3,105,507 (2022: Nil) was recognized as certain development projects were abandoned and written down to their recoverable amount of nil as a result of changes in the Company’s technology development investment strategy.

During the year ended December 31, 2023, the Group revised the estimated useful lives of certain intangible assets to better reflect the expected period of usage. The change has been applied prospectively and resulted in an increase in amortization of approximately US$1,900,000 for the year.